Fair Value Measurements - Summary of Change in Fair Value of Financial Assets and Liabilities (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Total financial assets	$ 7,067	$ 7,066	$ 10,978
Financial Liabilities:
Preferred stock warrant liability			297
Money market funds
Financial Assets:
Total financial assets	6,682	6,681	6,678
Restricted cash
Financial Assets:
Total financial assets	385	385
Certificate of deposit
Financial Assets:
Total financial assets			4,300
Level 1
Financial Assets:
Total financial assets	7,067	7,066	10,978
Financial Liabilities:
Preferred stock warrant liability
Level 1 | Money market funds
Financial Assets:
Total financial assets	6,682	6,681	6,678
Level 1 | Restricted cash
Financial Assets:
Total financial assets	385	385
Level 1 | Certificate of deposit
Financial Assets:
Total financial assets			4,300
Level 2
Financial Assets:
Total financial assets
Financial Liabilities:
Preferred stock warrant liability
Level 2 | Money market funds
Financial Assets:
Total financial assets
Level 2 | Restricted cash
Financial Assets:
Total financial assets
Level 2 | Certificate of deposit
Financial Assets:
Total financial assets
Level 3
Financial Assets:
Total financial assets
Financial Liabilities:
Preferred stock warrant liability			297
Level 3 | Money market funds
Financial Assets:
Total financial assets
Level 3 | Restricted cash
Financial Assets:
Total financial assets
Level 3 | Certificate of deposit
Financial Assets:
Total financial assets